IMPAIRMENT OF ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 54,800	$ 57,697
Increase (decrease) impairment	0	(3,895)
Increase (decrease) in foreign exchange	1,091	998
Closing balance	$ 55,891	$ 54,800